RECONCILIATION TO FORM 5500 - Reconciliation of Increase in Net Assets Available for Benefits (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Total net increase in net assets before plan merger per the financial statements	$ 49,605,638	$ 35,967,049
Add: Prior year deemed distributions of participant loans	137,348
Deduct: Current year deemed distributions of participant loans	(91,011)
Total net increase per the Form 5500	$ 49,651,975